Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Shareholders' equity
Ordinary Shares, par value	$ 0.01	$ 0.01
Ordinary Shares, shares authorized	186,000,000	186,000,000
Ordinary Shares, shares issued	112,518,724	134,862,854
Ordinary Shares, shares outstanding	112,518,724	134,862,854